Related Party Transactions - Narrative (Details) $ in Millions	3 Months Ended
	Mar. 31, 2024 USD ($)	Mar. 31, 2023 USD ($)	Mar. 31, 2020 USD ($)	Dec. 31, 2023 USD ($)	Jan. 03, 2023
Related Party Transaction [Line Items]
Reinsurance, profit commission, percentage	0.200
Reinsurance, profit commission, hurdle rate of return, percentage	0.050
Related Party
Related Party Transaction [Line Items]
Other receivables	$ 222.1			$ 173.3
Amounts due to The Fidelis Partnership	$ 334.6			$ 334.5
Framework Agreement | Related Party
Related Party Transaction [Line Items]
Related party transaction, agreement duration	10 years
Reinsurance, ceded commission, percentage	0.115
Property management fee, percent fee	3.00%
Insurance commissions	$ 20.2	$ 2.8
Payments for commissions	7.9	0.0
Origination of notes receivable from related parties			$ 4.5
Framework Agreement | Related Party | Policy Acquisition Expenses
Related Party Transaction [Line Items]
Insurance commissions	15.5	8.9
Framework Agreement | Related Party | General and Administrative Expense
Related Party Transaction [Line Items]
Costs and expenses, related party	1.6	1.4
Related party transaction, purchases from related party	$ 0.3	$ 0.5
Group | Fidelis MGU
Related Party Transaction [Line Items]
Subsidiary, ownership percentage, noncontrolling owner					9.90%
Group | Framework Agreement | Related Party | Fidelis MGU
Related Party Transaction [Line Items]
Subsidiary, ownership percentage, noncontrolling owner					9.90%